PNC Funds, Inc.

Capital Opportunities Fund

International Equity Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Supplement dated December 11, 2009

to the

Equity & Fixed Income Funds Class A and C Shares Prospectus

dated September 30, 2009

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Under “The Portfolio Managers” section of the prospectus, the disclosure regarding the Total Return Bond Fund on page 54 is replaced with the following:

>	Total Return Bond Fund

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy, and make joint decisions regarding the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Timothy D. Compan, Jr., Andrew Harding, Sean T. Rhoderick and Donna D. Ennis comprise the portfolio management team for the fund. Timothy D. Compan, Jr. is the lead portfolio manager for the fund and is responsible for the day-to-day investment decisions for the fund. In determining sector weightings and security selection, he consults with Sean Rhoderick on Corporate Credit and Donna Ennis on Structured Credit. Andrew Harding is a managing director of taxable fixed income and chief investment officer of fixed income, who assists in the fund’s strategic direction.

>	Mr. Compan is a Portfolio Manager, and has been with PNC Capital and its predecessors since 2003. Prior to that, he was a corporate bond trader for Goldman Sachs Asset Management, L.P.

>	Mr. Harding is a Managing Director and Chief Investment Officer of Fixed Income, and has been with PNC Capital and its predecessors since 2000.

>	Mr. Rhoderick is a Portfolio Manager and Senior Credit Analyst, and has been with PNC Capital since 2004. From 1998 to 2004 he was a corporate bond analyst with Freddie Mac. Prior to that, he worked for Ernst & Young, and LACE Financial Corp.

>	Ms. Ennis is a Senior Structured Product and Credit Analyst and has been with PNC Capital since 2007. Prior to joining PNC Capital, she was a Principal and Portfolio Manager with Sequity Capital. Prior to that, she was a Structured Finance Risk Manager with Mutual of Omaha, and a Credit Analyst with T. Rowe Price.

PNC Funds, Inc.

Capital Opportunities Fund

International Equity Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Supplement dated December 11, 2009

to the

Equity & Fixed Income Funds Institutional Prospectus

dated September 30, 2009

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective December 11, 2009, under “The Portfolio Managers” section of the prospectus, the disclosure regarding the Total Return Bond Fund on page 50 is replaced with the following:

>	Total Return Bond Fund

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy, and make joint decisions regarding the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Timothy D. Compan, Jr., Andrew Harding, Sean T. Rhoderick and Donna D. Ennis comprise the portfolio management team for the fund. Timothy D. Compan, Jr. is the lead portfolio manager for the fund and is responsible for the day-to-day investment decisions for the fund. In determining sector weightings and security selection, he consults with Sean Rhoderick on Corporate Credit and Donna Ennis on Structured Credit. Andrew Harding is a managing director of taxable fixed income and chief investment officer of fixed income, who assists in the fund’s strategic direction.

>	Mr. Compan is a Portfolio Manager, and has been with PNC Capital and its predecessors since 2003. Prior to that, he was a corporate bond trader for Goldman Sachs Asset Management, L.P.

>	Mr. Harding is a Managing Director and Chief Investment Officer of Fixed Income, and has been with PNC Capital and its predecessors since 2000.

>	Mr. Rhoderick is a Portfolio Manager and Senior Credit Analyst, and has been with PNC Capital since 2004. From 1998 to 2004 he was a corporate bond analyst with Freddie Mac. Prior to that, he worked for Ernst & Young, and LACE Financial Corp.

>	Ms. Ennis is a Senior Structured Product and Credit Analyst and has been with PNC Capital since 2007. Prior to joining PNC Capital, she was a Principal and Portfolio Manager with Sequity Capital. Prior to that, she was a Structured Finance Risk Manager with Mutual of Omaha, and a Credit Analyst with T. Rowe Price.